Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary stock, par value	$ 0	$ 0
Ordinary stock, shares authorized	1,000,000,000	1,000,000,000
Ordinary stock, shares issued	712,203,276	508,710,696
Ordinary stock, shares outstanding	712,203,276	508,710,696